RELATED PARTY TRANSACTIONS AND BALANCES	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

8.	RELATED PARTY TRANSACTIONS AND BALANCES

The Company’s related parties consist of the directors, executive officers and key management personnel, who have authority and responsibility for planning, directing, and controlling the Company’s activity and companies controlled by them. Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources, services, or obligations between related parties.

Transactions are measured at the exchange amount, which is the amount agreed to by the parties.

Key management personnel include those with authority and responsibility for planning, directing, and controlling the company’s activities. The Company has determined that key management personnel consist of executive and non-executive members of its Board of Directors and senior officers.

During the periods ended June 30, 2025 and 2024, related party transactions were as follows:

	Period ended
	June 30,
	2025	2024
Management fees	$60,000	$25,000
Management salaries and benefits included in personnel expenses	437,767	305,751
Share-based payments	(35,525)	(101,304)
	$462,241	$229,447

Included in accounts payable at June 30, 2025, were amounts totaling $20,000 due to Michael Blum, the Chairman (March 31, 2025 – $20,000), $nil due to James Hendrickson, the Chief Operating Officer (March 31, 2025 - $83,500), and $nil due to Kevin Wilson, the Chief Accounting Officer (March 31, 2025 - $2,299).

Included in due from related parties is an unsecured loan made on April 28, 2023 of $68,864 (March 31, 2025 - $68,080) to Michael Wadden, the Chief Commercial Officer of the Company. The loan has an annual interest rate of 5% and requires principal and interest to be paid in full by May 1, 2033. No repayments were made in the period ended June 30, 2025.

On December 23, 2024, the Company granted 7,407 stock options to James Hendrickson, the Chief Operating Officer, with an exercise price of CAD$30.51 ($22.36 at balance sheet rate), expiring in 5 years, where 25% will vest within one year of the grant date, and 6.25% every subsequent quarter.

For the period ended June 30, 2025, the Company recognized $975 as share-based payment for stock options granted in December 2024 using the graded vesting method over the vesting period.

On December 23, 2024, the Company granted 7,408 RSUs to two independent directors of the Company, 3,704 to Gordon Scott Paterson and 3,704 to Jonathan de Vos. The RSUs have no exercise price and expire in 5 years. They vest 33.33% within one year of the grant date and 33.33% yearly thereafter. The Company revalued the RSUs based on the market price of one Subordinate Voting Share on the revaluation date. The Company derecognized $3,584 as share-based payment for RSUs in the period ended June 30, 2025.

On September 13, 2024, the Company granted 74,074 RSUs to Michael Blum, the Chairman, with no exercise price, expiry date of 10 years from the grant date, vesting 24,691 within one year of the grant date and 8.33% every three months afterwards. For the period ended June 30, 2025, the Company revalued the RSUs based on the market price of one Subordinate Voting Share on the revaluation date. The Company derecognized $18,617 as share-based payment for RSUs in the period.

On July 3, 2024, the Company granted 3,704 stock options to James Hendrickson, the Chief Operating Officer and 1,852 to Kevin Wilson, its Chief Financial Officer. The options have an exercise price of CAD$28.89 ($21.18 at balance sheet rate) and expire in 5 years. 25% of the options will vest within one year of the grant date and 6.25% every subsequent quarter.

For the period ended June 30, 2025, the Company recognized $6,367 as share-based payment for stock options granted in July 2024 using the graded vesting method over the vesting period.

On July 3, 2024, the Company granted 1,852 RSUs to Kevin Wilson, its Chief Financial Officer and 16,665 to the three independent directors of the Company, 5,555 to Gordon Scott Paterson, 5,555 to Jonathan de Vos, and 5,555 to Jay Samit. The RSUs have no exercise price and expire in 10 years. They vest 33.33% within one year of the grant date and 33.33% yearly thereafter. The Company revalued the RSUs based on the market price of one Subordinate Voting Share on the revaluation date. The Company derecognized $11,617 as share-based payment for RSUs in the period ended June 30, 2025.

On December 23, 2023, the Company granted 16,278 stock options to Kevin Wilson, its Chief Financial Officer and 1,852 stock options to James Hendrickson, its Chief Operating Officer with an exercise price of CAD$36.45 ($22.57 at balance sheet rate), expiring in 5 years, where 16,278 vested on the grant date and 1,852 will vest 25% within one year of the grant date, and 6.25% every subsequent quarter.

For the period ended June 30, 2025, the Company recognized $9,989 as share-based payment for stock options granted in December 2023 using the graded vesting method over the vesting period.

On June 30, 2025, the remaining 6,172 RSUs granted to Gordon Scott Paterson, a director of the Company, in the year ended March 31, 2023, were valued based on the market price of one Subordinate Voting Share on the revaluation date, of which $26,206 is derecognized in the period ended June 30, 2025.

9. RELATED PARTY TRANSACTIONS AND BALANCES

The Company’s related parties consist of the directors, executive officers and key management personnel, who have authority and responsibility for planning, directing, and controlling the Company’s activity and companies controlled by them. Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources, services, or obligations between related parties.

Transactions are measured at the exchange amount, which is the amount agreed to by the parties.

Key management personnel include those with authority and responsibility for planning, directing, and controlling the company’s activities. The Company has determined that key management personnel consist of executive and non-executive members of its Board of Directors and senior officers.

During the years ended March 31, 2025 and 2024, related party transactions were as follows:

	2025	2024
Management fees	$146,666	$41,067
Management salaries and benefits included in personnel expenses	1,719,195	1,338,762
Share-based payments (Note 8)	655,145	720,222
	$2,521,007	$2,100,051

Included in accounts payable and accrued liabilities at March 31, 2025, were amounts totaling $105,799 (March 31, 2024 – $nil) due to James Hendrickson, the Chief Operating Officer ($83,500), Michael Blum, the Chairman ($20,000), and Kevin Wilson, the Chief Accounting Officer ($2,299).

Also included in the due from related parties is an unsecured loan of $68,080 (March 31, 2024 - $64,936) to a key member of the management team. The loan has an annual interest rate of 5% and requires principal and interest to be paid in full by May 1, 2033 (Note 22). No repayments were made in the year ended March 31, 2025.

On December 23, 2024, the Company granted 7,407 stock options to James Hendrickson, its Chief Operating Officer with an exercise price of CAD$30.51 ($21.22 at balance sheet rate), expiring in 5 years, where 25% will within one year of the grant date, and 6.25% every subsequent quarter. The stock options were fair valued at $118,679, of which $40,354 is recognized in the year ended March 31, 2025, using the Black-Scholes option pricing model (Note 8).

On September 13, 2024, the Company granted 74,074 RSUs to Michael Blum, a director of the Company with no exercise price, expiry date of 10 years from the grant date, vesting 24,691 within one year of the grant date and 8.33% every three months afterwards. For the year ended March 31, 2025, the Company revalued the RSUs based on the market price of one Subordinate Voting Share on the revaluation date. The Company recognized $439,973 as share-based payment for RSUs in the year (Note 8).

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

9.	RELATED PARTY TRANSACTIONS AND BALANCES (continued)

On July 3, 2024, the Company granted 3,704 stock options to James Hendrickson, the Chief Operating Officer and 1,852 to Kevin Wilson, the Chief Accounting Officer. The Options have an exercise price of CAD$28.89 ($20.10 at balance sheet rate) and expire in 5 years. 25% of the options will vest within one year of the grant date and 6.25% every subsequent quarter. The stock options were fair valued at $89,355, of which $41,095 is recognized in the year ended March 31, 2025, using the Black-Scholes option pricing model (Note 8).

On July 3, 2024, the Company granted 1,852 RSUs to Kevin Wilson, the Chief Accounting Officer and 16,665 to the three independent directors of the Company, 5,555 to Gordon Scott Paterson, 5,555 to Jonathan de Vos, and 5,555 to Jay Samit. The RSUs have no exercise price and expire in 10 years. They vest 33.33% within one year of the grant date and 33.33% yearly thereafter. The Company revalued the RSUs based on the market price of one Subordinate Voting Share on the revaluation date. The Company recognized $122,299 as share-based payment for RSUs in the year ended March 31, 2025 (Note 8).

On December 23, 2023, the Company granted 16,278 stock options to Kevin Wilson, the Chief Accounting Officer and 1,852 stock options to James Hendrickson, its Chief Operating Officer with an exercise price of CAD$36.45 ($22.57 at balance sheet rate), expiring in 5 years, where 16,278 vested on the grant date and 1,852 will vest 25% within one year of the grant date, and 6.25% every subsequent quarter. The stock options were fair valued at $374,011, of which $9,913 is recognized in the year ended March 31, 2025, using the Black-Scholes option pricing model (Note 8).

On March 31, 2025, the remaining 6,172 RSUs granted to Gordon Scott Paterson, a director of the Company, in the year ended March 31, 2023, were valued based on the market price of one Subordinate Voting Share on the revaluation date, of which $12,078 is derecognized in the year ended March 31, 2025 (Note 8).